Loans and Allowance for Credit Losses (Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Financing Receivable, Modifications [Line Items]
Financing Receivable, Troubled Debt Restructuring, Premodification	¥ 257,373	¥ 265,569
Financing Receivable, Troubled Debt Restructuring, Postmodification	256,425	263,450
Troubled debt restructurings that subsequently defaulted, Recorded Investment	29,825	38,521
Commercial | Domestic
Financing Receivable, Modifications [Line Items]
Financing Receivable, Troubled Debt Restructuring, Premodification	68,477	168,348
Financing Receivable, Troubled Debt Restructuring, Postmodification	68,477	167,342
Troubled debt restructurings that subsequently defaulted, Recorded Investment	8,123	12,020
Commercial | Foreign
Financing Receivable, Modifications [Line Items]
Financing Receivable, Troubled Debt Restructuring, Premodification	35,319	16,144
Financing Receivable, Troubled Debt Restructuring, Postmodification	35,319	16,144
Troubled debt restructurings that subsequently defaulted, Recorded Investment	11,945	13,180
Residential
Financing Receivable, Modifications [Line Items]
Financing Receivable, Troubled Debt Restructuring, Premodification	15,291	22,484
Financing Receivable, Troubled Debt Restructuring, Postmodification	15,291	22,484
Troubled debt restructurings that subsequently defaulted, Recorded Investment	116	203
Card
Financing Receivable, Modifications [Line Items]
Financing Receivable, Troubled Debt Restructuring, Premodification	22,355	20,937
Financing Receivable, Troubled Debt Restructuring, Postmodification	21,407	19,824
Troubled debt restructurings that subsequently defaulted, Recorded Investment	2,783	2,746
MUAH
Financing Receivable, Modifications [Line Items]
Financing Receivable, Troubled Debt Restructuring, Premodification		11,384
Financing Receivable, Troubled Debt Restructuring, Postmodification		11,384
Troubled debt restructurings that subsequently defaulted, Recorded Investment		0
Krungsri
Financing Receivable, Modifications [Line Items]
Financing Receivable, Troubled Debt Restructuring, Premodification	94,790	14,869
Financing Receivable, Troubled Debt Restructuring, Postmodification	94,790	14,869
Troubled debt restructurings that subsequently defaulted, Recorded Investment	5,289	5,657
Other
Financing Receivable, Modifications [Line Items]
Financing Receivable, Troubled Debt Restructuring, Premodification	21,141	11,403
Financing Receivable, Troubled Debt Restructuring, Postmodification	21,141	11,403
Troubled debt restructurings that subsequently defaulted, Recorded Investment	¥ 1,569	¥ 4,715